HUBER SELECT LARGE CAP VALUE FUND
Investor Class (HULIX)
Institutional Class (HULEX)

(the “Fund”)

Supplement dated May 28, 2025 to the
Summary Prospectus dated February 28, 2025

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Summary Prospectus for reference.